Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table for 2025
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Compensation Actually Paid to non-PEO NEOs(2)	TSR(4)	Peer Group TSR(5)	City's Net Income (in thousands)(6)	Return On Average Assets(7)

2025	$1,922,194	$2,278,228	$785,071	$902,584	$197.76	$162.30	$130,485	1.97%
2024	$1,910,759	$2,450,813	$763,459	$947,674	$168.04	$132.71	$117,101	1.85%
2023	$1,894,563	$2,731,310	$750,107	$991,689	$128.53	$111.44	$114,365	1.87%
2022	$1,700,648	$2,432,213	$605,800	$774,909	$124.92	$109.30	$102,071	1.71%
2021	$1,458,504	$1,842,789	$510,454	$605,647	$106.52	$113.52	$88,080	1.49%

Company Selected Measure Name	ROAA
Named Executive Officers, Footnote	The compensation paid to Mr. Hageboeck are the amounts of total compensation reported for each corresponding year in the "Total" of the "Summary Compensation Table for 2025."NEOs included in the Average Calculation are:
2025: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2024: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2023: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2022: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2021: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge

Peer Group Issuers, Footnote	Peer group total shareholder return using the KBW NASDAQ Regional Bank Index.
PEO Total Compensation Amount	$ 1,922,194	$ 1,910,759	$ 1,894,563	$ 1,700,648	$ 1,458,504
PEO Actually Paid Compensation Amount	$ 2,278,228	2,450,813	2,731,310	2,432,213	1,842,789
Adjustment To PEO Compensation, Footnote	The amounts reported as Compensation Actually Paid to PEO and the average for the non-PEO NEOs as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual value of compensation earned or paid to Mr. Hageboeck and the average for the non-PEO NEOs during the applicable year. The following adjustments were made to Mr. Hageboeck's and the average for the non-PEO NEOs total compensation for each year in accordance with Item 402(v) of SEC Regulation S-K to determine the compensation actually paid to Mr. Hageboeck and the average for the non-PEO NEOs:

Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid

Charles R. Hageboeck, President & CEO
2025	$1,922,194	$(404,867)	$760,901	$2,278,228
2024	$1,910,759	$(404,847)	$944,901	$2,450,813
2023	$1,894,563	$(389,813)	$1,226,560	$2,731,310
2022	$1,700,648	$(389,840)	$1,121,405	$2,432,213
2021	$1,458,504	$(389,802)	$774,087	$1,842,789

Average of Other NEOs
2025	$785,071	$(146,385)	$263,898	$902,584
2024	$763,459	$(143,607)	$327,822	$947,674
2023	$750,107	$(133,342)	$374,924	$991,689
2022	$605,800	$(107,481)	$276,590	$774,909
2021	$510,454	$(102,981)	$198,174	$605,647

(A)    The "Reported Grant Date Fair Value of Equity Awards" represents the amount reported as "Stock Awards" in the "Summary Compensation Table for 2025" for the applicable year.
(B)    The "Equity Award Adjustments" for each applicable year include the following adjustments: (i) the year-end value of any equity awards granted in the applicable year that were outstanding and unvested at the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the previous year-end) in fair value of any equity awards granted in prior years that were still outstanding and unvested as of the applicable year-end; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards on the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount of change as of the vesting date (from the previous year-end) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value as of the previous year-end; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of "total compensation" for the applicable year. The fair value of all unvested PSU's is based on the expected vesting percentile of PSU's for a given year which would be earned under conditions noted in the "Long-Term Incentives" discussion. The adjustments in calculating the "Equity Award Adjustments" are as follows:

Year	Year-End Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value on Vesting Date of Awards Granted & Vested in Applicable Year	Year over Year Change in Fair Value of Equity Awards that Vested in the Applicable Year	Awards Granted in Prior Years that Are Determined to Fail to Meet Vesting Conditions During the Applicable Year, the Fair Value at the Previous Year-End	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in the Fair Value of Such Award or Included in Any Other Component of Total Compensation	Total Equity Award Adjustments

Charles R. Hageboeck, President & CEO
2025	$378,942	$346,203	$—	$15,631	$—	$20,125	$760,901
2024	$406,896	$533,971	$—	$(63,349)	$—	$19,998	$897,516
2023	$466,870	$683,977	$—	$67,973	$—	$19,611	$1,238,431
2022	$497,395	$617,068	$—	$(967)	$—	$18,099	$1,131,595
2021	$388,079	$300,515	$—	$76,378	$—	$18,180	$783,152

Average of Other NEOs(3)
2025	$137,012	$112,655	$—	$7,022	$—	$7,209	$263,898
2024	$161,539	$171,605	$—	$(12,617)	$—	$7,296	$327,823
2023	$154,665	$194,897	$—	$17,604	$—	$7,758	$374,924
2022	$137,343	$148,498	$—	$(76)	$—	$7,336	$293,101
2021	$102,514	$83,224	$—	$17,084	$—	$8,662	$211,484
	As described in greater detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive and long-term incentive awards. The metrics that City uses for both annual incentive compensation and long-term incentive awards are selected based on the objective of incentivizing our named executive officers to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through fair value of City's equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in City's Common Stock price from $69.55 at December 31, 2020 to $81.79 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in City's Common Stock price from $81.79 at December 31, 2021 to $93.09 at December 31, 2022.
Non-PEO NEO Average Total Compensation Amount	$ 785,071	763,459	750,107	605,800	510,454
Non-PEO NEO Average Compensation Actually Paid Amount	$ 902,584	947,674	991,689	774,909	605,647
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported as Compensation Actually Paid to PEO and the average for the non-PEO NEOs as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual value of compensation earned or paid to Mr. Hageboeck and the average for the non-PEO NEOs during the applicable year. The following adjustments were made to Mr. Hageboeck's and the average for the non-PEO NEOs total compensation for each year in accordance with Item 402(v) of SEC Regulation S-K to determine the compensation actually paid to Mr. Hageboeck and the average for the non-PEO NEOs:

Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid

Charles R. Hageboeck, President & CEO
2025	$1,922,194	$(404,867)	$760,901	$2,278,228
2024	$1,910,759	$(404,847)	$944,901	$2,450,813
2023	$1,894,563	$(389,813)	$1,226,560	$2,731,310
2022	$1,700,648	$(389,840)	$1,121,405	$2,432,213
2021	$1,458,504	$(389,802)	$774,087	$1,842,789

Average of Other NEOs
2025	$785,071	$(146,385)	$263,898	$902,584
2024	$763,459	$(143,607)	$327,822	$947,674
2023	$750,107	$(133,342)	$374,924	$991,689
2022	$605,800	$(107,481)	$276,590	$774,909
2021	$510,454	$(102,981)	$198,174	$605,647

(A)    The "Reported Grant Date Fair Value of Equity Awards" represents the amount reported as "Stock Awards" in the "Summary Compensation Table for 2025" for the applicable year.
(B)    The "Equity Award Adjustments" for each applicable year include the following adjustments: (i) the year-end value of any equity awards granted in the applicable year that were outstanding and unvested at the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the previous year-end) in fair value of any equity awards granted in prior years that were still outstanding and unvested as of the applicable year-end; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards on the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount of change as of the vesting date (from the previous year-end) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value as of the previous year-end; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of "total compensation" for the applicable year. The fair value of all unvested PSU's is based on the expected vesting percentile of PSU's for a given year which would be earned under conditions noted in the "Long-Term Incentives" discussion. The adjustments in calculating the "Equity Award Adjustments" are as follows:

Year	Year-End Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value on Vesting Date of Awards Granted & Vested in Applicable Year	Year over Year Change in Fair Value of Equity Awards that Vested in the Applicable Year	Awards Granted in Prior Years that Are Determined to Fail to Meet Vesting Conditions During the Applicable Year, the Fair Value at the Previous Year-End	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in the Fair Value of Such Award or Included in Any Other Component of Total Compensation	Total Equity Award Adjustments

Charles R. Hageboeck, President & CEO
2025	$378,942	$346,203	$—	$15,631	$—	$20,125	$760,901
2024	$406,896	$533,971	$—	$(63,349)	$—	$19,998	$897,516
2023	$466,870	$683,977	$—	$67,973	$—	$19,611	$1,238,431
2022	$497,395	$617,068	$—	$(967)	$—	$18,099	$1,131,595
2021	$388,079	$300,515	$—	$76,378	$—	$18,180	$783,152

Average of Other NEOs(3)
2025	$137,012	$112,655	$—	$7,022	$—	$7,209	$263,898
2024	$161,539	$171,605	$—	$(12,617)	$—	$7,296	$327,823
2023	$154,665	$194,897	$—	$17,604	$—	$7,758	$374,924
2022	$137,343	$148,498	$—	$(76)	$—	$7,336	$293,101
2021	$102,514	$83,224	$—	$17,084	$—	$8,662	$211,484
	As described in greater detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive and long-term incentive awards. The metrics that City uses for both annual incentive compensation and long-term incentive awards are selected based on the objective of incentivizing our named executive officers to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through fair value of City's equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in City's Common Stock price from $69.55 at December 31, 2020 to $81.79 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in City's Common Stock price from $81.79 at December 31, 2021 to $93.09 at December 31, 2022.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other named executive officers as a group (excluding Mr. Hageboeck) is generally aligned with City's cumulative TSR over the five years presented in the "Pay Versus Performance Table for 2025." The alignment of compensation actually paid with City's cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Hageboeck and to the other named executive officers is comprised of equity awards. The estimated grant date fair value of the target PSU award in 2025 was approximately 10% of total direct compensation for Mr. Hageboeck and approximately 9% of total direct compensation for the other named executive officers.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other named executive officers as a group (excluding Mr. Hageboeck) is generally aligned with City's net income over the five years presented in the "Pay Versus Performance Table for 2025." While City does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of ROATCE, which City does use in setting goals for annual incentive compensation and ROAA and TSR which City does use in determining the vesting of PSUs that are awarded to the named executive officers. As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the target annual incentive compensation as a percent of 2025 base salary was 60% for Mr. Hageboeck and 42.5% for the other named executive officers.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and ROAA

As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the number of PSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period as well as by City's relative TSR as compared to its Regional Peer Group. As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other named executive officers as a group (excluding Mr. Hageboeck) is generally aligned with City's ROAA over each of the five years presented in the "Pay Versus Performance Table for 2025."

Total Shareholder Return Vs Peer Group
The following graph details City's cumulative TSR in comparison to the Regional Compensation Peer Group (as defined in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis") cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K) as presented in the "Pay Versus Performance Table for 2025."

Tabular List, Table

ROATCE
ROAA
TSR

Total Shareholder Return Amount	$ 197.76	168.04	128.53	124.92	106.52
Peer Group Total Shareholder Return Amount	162.30	132.71	111.44	109.30	113.52
Net Income (Loss)	$ 130,485,000	$ 117,101,000	$ 114,365,000	$ 102,071,000	$ 88,080,000
Company Selected Measure Amount	0.0197	0.0185	0.0187	0.0171	0.0149
PEO Name	Mr. Hageboeck
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between City's Common Stock price at the end and beginning of the measurement period by City's Common Stock price at the beginning of the measurement period.The dollar amounts reported represent the amount of Net Income (in thousands) reflected in City's audited consolidated financial statements for each of the applicable years.
As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. While City utilizes several performance measures to align executive compensation with City's performance, not all of those measures are presented in the "Pay Versus Performance Table for 2025." Moreover, City generally seeks to incentivize long-term performance and, therefore, does not specifically align City's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year. In accordance with Item 402(v) of SEC Regulation S-K, City is providing the following descriptions of the relationships between information presented in the "Pay Versus Performance Table for 2025."

Common Share Price | $ / shares	$ 119.20	$ 118.48	$ 110.26	$ 93.09	$ 81.79	$ 69.55
Measure:: 1
Pay vs Performance Disclosure
Name	ROAA
Non-GAAP Measure Description	City has determined that ROAA is the financial performance measurement that, in City's assessment, represents the most important performance measurement not otherwise disclosed in this table that is used by City to link compensation actually paid to City's NEOs for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the amount of annual incentive compensation is tied to City's ROATCE as compared to its Regional Peer Group. As demonstrated in the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other named executive officers as a group (excluding Mr. Hageboeck) is generally aligned with City's ROATCE over each of the five years presented in the "Pay Versus Performance Table for 2025."

Name	ROATCE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 760,901	$ 897,516	$ 1,238,431	$ 1,131,595	$ 783,152
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,867)	(404,847)	(389,813)	(389,840)	(389,802)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	760,901	944,901	1,226,560	1,121,405	774,087
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	378,942	406,896	466,870	497,395	388,079
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	346,203	533,971	683,977	617,068	300,515
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	15,631	(63,349)	67,973	(967)	76,378
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	20,125	19,998	19,611	18,099	18,180
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,898	327,823	374,924	293,101	211,484
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,385)	(143,607)	(133,342)	(107,481)	(102,981)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,898	327,822	374,924	276,590	198,174
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	137,012	161,539	154,665	137,343	102,514
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	112,655	171,605	194,897	148,498	83,224
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,022	(12,617)	17,604	(76)	17,084
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 7,209	$ 7,296	$ 7,758	$ 7,336	$ 8,662